Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Computer Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	3 years
Furniture, Fixture, and Office and Medical Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the remaining lease terms or 5 years
Laboratory equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years